Other Non-Financial Assets	12 Months Ended
Dec. 31, 2018
Other Non-Financial Assets
Other Non-Financial Assets

Section G — Other Disclosures

This section provides additional disclosures on miscellaneous topics, including information pertaining to the Executive Board, Supervisory Board, related party transactions, and other corporate governance topics.

(G.1) Other Non-Financial Assets

Accounting Policy
Prepaid expenses are recorded at historical cost in the amount of unexpired or unconsumed costs. They are charged to expense over the applicable period.

Prepaid Expenses and Other Tax Assets

€ millions	2018			2017
	Current	Non-Current	Total	Current	Non-Current	Total
Prepaid expenses	305	131	436	264	123	387
Other tax assets	170	98	268	209	66	275
Total	475	229	704	472	189	662
Other non-financial assets	889	1,301	2,191	725	687	1,411
Prepaid expenses and other tax assets as % of other non-financial assets	53	18	32	65	28	47

Prepaid expenses primarily consist of prepayments for operating leases, support services, and software royalties.  Other tax assets primarily consist of VAT.